EMPLOYEE BENEFIT PLANS	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
DIH Holding US, Inc. [Member]
Multiemployer Plan [Line Items]
EMPLOYEE BENEFIT PLANS

13. Employee Benefit Plans

Defined Contribution Plans

The Company sponsors a defined contribution plan in the United States and Netherlands. The Company’s obligation is limited to its contributions made in accordance with each plan document. Employer contributions to defined contribution plans are recognized as expense.

Expenses related to the Company’s plans for the three months ended June 30, 2023 and 2022 were as follows:

	For the Three Months Ended June 30,
	2023	2022
United States	$32	$16
Netherlands	27	70
Total defined contribution plan expense	$59	$86

Defined Benefit Plans

Amounts recognized in the combined statements of operations for the three months ended June 30, 2023 and 2022, in respect of the Pension Plans were as follows:

	For the Three Months Ended June 30,
	2023	2022
Current service cost	$167	$172
Interest cost	60	40
Expected return on plan assets	(87)	(63)
Amortization of net gain	(39)	(45)
Settlement gain	-	(175)
Amortization of prior service credit	(35)	(34)
Net charge to statement of operations	$66	$(105)

13. Employee Benefit Plans

Defined Contribution Plans

The Company sponsors a defined contribution plan in the United States and Netherlands. The Company’s obligation is limited to its contributions made in accordance with each plan document. Employer contributions to defined contribution plans are recognized as expense.

Expenses related to the Company’s plans for the years ended March 31, 2023 and 2022 were as follows:

	Years Ended March 31,
	2023	2022
United States	$105	$93
Netherlands	152	322
Total defined contribution plan expense	$257	$415

DIH HOLDING US, INC. AND SUBSIDIARIES

NOTES TO COMBINED FINANCIAL STATEMENTS

(in thousands)

Defined Benefit Plans

The Company has two Swiss defined benefit plans (the “Pension Plans”) covering substantially all the employees of Hocoma AG and Hocoma Medical GmbH in Switzerland. The Pension Plans exceed the minimum benefit requirements under Swiss pension law. The Swiss plans offer retirement, disability and survivor benefits and is governed by a Pension Foundation Board. The responsibilities of this board are defined by Swiss pension law and the plan rules.

The plans offer to members at the normal retirement age of 65 a choice between a lifetime pension and a partial or full lump sum payment. Participants can choose to draw early retirement benefits starting from the age of 58 but can also continue employment and remain active members of the plan until the age of 70. Employees can make additional purchases of benefits to fund early retirement benefits. The pension amount payable to a participant is calculated by applying a conversion rate to the accumulated balance of the participant’s retirement savings account at the retirement date. The balance is based on credited vested benefits transferred from previous employers, purchases of benefits, and the employee and employer contributions that have been made to the participant’s retirement savings account, as well as the interest accrued. The annual interest rate credited to participants is determined by the Pension Foundation Board at the end of each year.

Although the Swiss plans are based on a defined contribution promise under Swiss pension law, it is accounted for as a defined benefit plan under GAAP, primarily because of the obligation to accrue interest on the participants’ retirement savings accounts and the payment of lifetime pension benefits.

An actuarial valuation in accordance with Swiss pension law is performed regularly. Should an underfunded situation on this basis occur, the Pension Foundation Board is required to take the necessary measures to ensure that full funding can be expected to be restored within a maximum period of 10 years. If a Swiss plan were to become significantly underfunded on a Swiss pension law basis, additional employer and employee contributions could be required.

The investment strategy of the Swiss plan complies with Swiss pension law, including the rules and regulations relating to diversification of plan assets, and is derived from the risk budget defined by the Pension Foundation Board on the basis of regularly performed asset and liability management analyses. The Pension Foundation Board strives for a medium- and long-term balance between assets and liabilities.

Amounts recognized in the combined statements of operations for the years ended March 31, 2023 and 2022, in respect of the Pension Plans were as follows:

	Years Ended March 31,
	2023	2022
		As Restated
Current service cost	$687	$962
Interest cost	158	51
Expected return on plan assets	(249)	(294)
Amortization of net gain	(179)	-
Settlement gain	(699)	(860)
Amortization of prior service credit	(135)	(141)
Net charge to statement of operations	$(417)	$(282)

DIH HOLDING US, INC. AND SUBSIDIARIES

NOTES TO COMBINED FINANCIAL STATEMENTS

(in thousands)

Details of the employee defined benefits obligations and plan assets in respect of the Pension Plans are as follows:

	Years Ended March 31,
	2023	2022
Change in present value of defined benefit obligation:
Defined benefit obligation at the beginning of the year	$11,678	$16,060
Interest on defined obligation	158	51
Current service cost	687	962
Contributions by plan participants	496	446
Translation loss	(26)	(429)
Benefits paid	(1,137)	(2,103)
Actuarial loss arising on projected benefit obligation	(439)	(3,309)
Defined benefit obligation at the end of the year	$11,417	$11,678
Change in plan assets:
Fair value of plan assets at the beginning of the year	$9,422	$11,576
Actual return on plan assets	373	(709)
Contributions by the employer	592	526
Contributions by plan participants	496	446
Benefits paid	(1,137)	(2,103)
Translation loss	(6)	(314)
Fair value of plan assets - at the end of the year	$9,740	$9,422
Funded status at end of the year	$(1,677)	$(2,256)

Amounts relating to these defined benefit plans with accumulated benefit obligations in excess of plan assets were as follows:

	As of March 31,
	2023	2022
Accumulated benefit obligation	$11,116	$11,357
Fair value of plan assets	$9,740	$9,422

Amounts recognized in the Company’s combined balance sheet related to the present value of defined benefit obligations consist of the following:

	As of March 31,
	2023	2022
Current liabilities	$-	$-
Non-current liabilities	(1,677)	(2,256)
Total recognized in the combined balance sheet	$(1,677)	$(2,256)

DIH HOLDING US, INC. AND SUBSIDIARIES

NOTES TO COMBINED FINANCIAL STATEMENTS

(in thousands)

Amounts recognized in other comprehensive income in respect of the Pension Plans consist of the following:

	Years Ended March 31,
	2023	2022
Net loss (gain)	$294	$(1,445)
Prior service cost	136	140
Other comprehensive loss (income)	$430	$(1,305)

The principal assumptions used for the purpose of actuarial valuation of the Pension Plans are as follows:

	As of March 31,
	2023	2022
Discount rate	2.10%	1.40%
Expected return on plan assets	3.50%	2.74%
Expected rate of salary increase	1.00%	1.00%

The actuarial assumptions used for the defined benefit plans are based on the economic conditions prevailing in the jurisdiction in which they are offered. Changes in the defined benefit obligation are most sensitive to changes in the discount rate. The discount rate is based on the yield of high-quality corporate bonds quoted in an active market in the currency of the respective plan. A decrease in the discount rate increases the defined benefit obligation. The Company regularly reviews the actuarial assumptions used in calculating the defined benefit obligation to determine their continuing relevance.

Investment Policy

It is the objective of the plan sponsor to maintain an adequate level of diversification to balance market risk, to prudently invest to preserve capital and to provide sufficient liquidity while maximizing earnings for near-term payments of benefits accrued under the plan and to pay plan administrative expenses. The assumption used for the expected long-term rate of return on plan assets is based on the long-term expected returns for the investment mix of assets currently in the portfolio. Historical return trends for the various asset classes in the class portfolio are combined with current and anticipated future market conditions to estimate the rate of return for each class. These rates are then adjusted for anticipated future inflation to determine estimated nominal rates of return for each class.

The table below represents the Company’s Pension Plans’ weighted-average asset allocation as of March 31, 2023 and 2022 by asset category:

	As of March 31,
	2023	2022
Equity securities	33.99%	35.00%
Debt securities	26.43%	29.78%
Other, primarily cash and cash equivalents, and hedge funds	39.58%	35.22%

DIH HOLDING US, INC. AND SUBSIDIARIES

NOTES TO COMBINED FINANCIAL STATEMENTS

(in thousands)

The table below presents the target allocation for each major asset category for the Company’s Pension Plans for the years ended March 31, 2023 and 2022:

	Years Ended March 31,
	2023	2022
Equity securities	34.00%	34.00%
Debt securities	28.00%	33.00%
Other, primarily cash and cash equivalents, and hedge funds	38.00%	33.00%

The following tables provides the fair value of plan assets held by the Company’s Pension Plans by asset category and by fair value hierarchy level:

	As of March 31, 2023
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$234	$-	$-	$234
Equity securities	3,468	-	-	3,468
Debt securities	2,493	-	-	2,493
Real estate	-	2,328	-	2,328
Non-traditional assets	-	1,217	-	1,217
Total	$6,195	$3,545	$-	$9,740

	As of March 31, 2022
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$302	$-	$-	$302
Equity securities	3,185	-	-	3,185
Debt securities	2,535	-	-	2,535
Real estate	-	2,186	-	2,186
Non-traditional assets	-	1,214	-	1,214
Total	$6,022	$3,400	$-	$9,422

For the year ending March 31, 2024, the Company expects to contribute $599 to its Pension Plans.

The following table presents expected Pension Plans payments over the next 10 years:

Amount
Year Ending March 31,
2024	$124
2025	129
2026	313
2027	160
2028	164
2029-2033	1,080

DIH HOLDING US, INC. AND SUBSIDIARIES

NOTES TO COMBINED FINANCIAL STATEMENTS

(in thousands)